New and Amended Standards and Interpretations - Schedule of Effects of the Adoption of IFRS 15 Standard in Consolidated Financial Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenue:
Passenger	$ 4,074,391	$ 3,550,160	$ 3,285,217
Cargo and other	816,439	891,524	853,121
Total operating revenue	4,890,830	4,441,684	4,138,338
Total operating expenses	4,658,714	4,148,040	3,879,868
Operating profit	232,116	293,644	258,470
Other no operating Income and expenses	(210,760)
Profit (loss) before income tax	21,356	102,141	78,276
Income tax expense	(20,213)	(20,109)	(34,090)
Net loss for the year	1,143	$ 82,032	$ 44,186
Previously Stated [member]
Operating revenue:
Passenger	4,059,170
Cargo and other	839,899
Total operating revenue	4,899,069
Total operating expenses	4,658,714
Operating profit	240,355
Other no operating Income and expenses	(210,760)
Profit (loss) before income tax	29,595
Income tax expense	(20,213)
Net loss for the year	9,382
Deferred Revenue Adjustment [member] | Increase (Decrease) Due to Application of IFRS 15 [member]
Operating revenue:
Passenger	(8,239)
Total operating revenue	(8,239)
Operating profit	(8,239)
Profit (loss) before income tax	(8,239)
Net loss for the year	(8,239)
IFRS 15 Reclassifications [member] | Increase (Decrease) Due to Application of IFRS 15 [member]
Operating revenue:
Passenger	23,460
Cargo and other	$ (23,460)